Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net operating revenues	$ 48,891	$ 53,986
Costs of operations	40,321	44,979
Depreciation and amortization	1,635	1,663
Selling, general and administration expenses	7,436	7,266
Operating (loss) income	(501)	78
Interest expense	(13)	(14)
Interest income	2	5
Other income, net	257	796
(Loss) income before income taxes	(255)	865
Provision for income taxes	71	89
Net (loss) income	$ (326)	$ 776
Net (loss) income per share –basic (in Dollars per share)	$ (0.09)	$ 0.20
Net (loss) income per share –diluted (in Dollars per share)	$ (0.09)	$ 0.20
Weighted average shares outstanding - basic (in Shares)	3,803,331	3,803,331
Weighted average shares outstanding - diluted (in Shares)	3,803,000	3,852,000
With Effect of Antidilutive Securities [Member]
Weighted average shares outstanding - diluted (in Shares)	3,803,000	3,852,000